Document and Entity Information	Jul. 06, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 06, 2023
Entity File Number	001-38537
Entity Registrant Name	AVROBIO, INC.
Entity Central Index Key	0001681087
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-0710585
Entity Address, Address Line One	100 Technology Square
Entity Address, Address Line Two	Sixth Floor
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	617
Local Phone Number	914-8420
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	AVRO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false